Flex Extra Variable Annuity
Issued by Massachusetts Mutual Life Insurance Company
Massachusetts Mutual Variable Annuity Separate Account 1
(For Tax-Qualified Arrangements)
Massachusetts Mutual Variable Annuity Separate Account 2
(For Non-Tax Qualified Arrangements)

Updating Summary Prospectus – May 1, 2022

This Summary Prospectus summarizes key features of the Flex Extra Variable Annuity (Contract), an individual variable annuity contract issued by Massachusetts Mutual Life Insurance Company (‘‘MassMutual,’’ ‘‘Company,’’ ‘‘we,’’ ‘‘us’’).

The statutory prospectus for the Flex Extra Variable Annuity contains more information about the Contract, including its features, benefits, and risks. You can find the current statutory prospectus and other information about the Contract online at www.MassMutual.com/FlexExtra. You can also obtain this information at no cost by calling (800) 272-2216 or sending an email request to ANNfax@MassMutual.com.

Additional information about certain investment products including variable annuities, has been prepared by the Securities and Exchange Commission staff and is available at www.investor.gov.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Summary Prospectus. Any representation to the contrary is a criminal offense.

Appendix A – Funds Available Under the Contract	9

Glossary

Accumulation Phase. The period prior to the commencement of Annuity Payments during which Purchase Payments may be made.

Annuity Options. Options available for Annuity Payments.

Annuity Payments. Series of payments made pursuant to the Annuity Option(s) elected.

Contingent Deferred Sales Charge (CDSC). A charge that may be assessed against each withdrawal that exceeds the free withdrawal amount and amounts applied to a Fixed Time Payment Option with a payment period of less than ten years.

Contract. The Flex Extra Variable Annuity; an individual variable annuity contract.

Contract Owner. The person(s) or entity entitled to ownership rights under the Contract.

Contract Value. The sum of your values in the Divisions and the Guaranteed Principal Account (GPA) during the Accumulation Phase.

Division. The Separate Account assets are divided into Divisions. The assets of each Division will be invested in the shares of a single Fund.

Fund(s). The investment entities into which the assets of the Separate Account will be invested.

General Account. The Company’s General Investment Account, which supports the Company’s annuity and insurance obligations. The General Account’s assets include all the assets of the Company with the exception of the Separate Account and the Company’s other segregated asset accounts.

Purchase Payment(s). Any amount paid to us by you or on your behalf with respect to the Contract during the Accumulation Phase.

Qualified Contract. Your Contract is referred to as a Qualified Contract if it is purchased under a qualified retirement plan (qualified plan) such as an Individual Retirement Annuity (IRA), Roth IRA, tax-sheltered annuity plan (TSA or TSA plan), corporate pension and profit-sharing plan (including 401(k) plans and H.R. 10 plans), or a governmental 457(b) deferred compensation plan. For information on the types of qualified plans for which the Contract is available, see “Taxes – Qualified Contracts.”

Separate Account. The account that holds the assets underlying the Contracts that are not allocated to our General Account. The assets of the Separate Account are kept separate from the assets of the General Account and the Company’s other separate accounts.

Updated Information About Your Contract

The information in this Updating Summary Prospectus is a summary of certain Contract features that have changed since May 1, 2021. This may not reflect all changes that have occurred since you purchased your Contract.

New Summary Prospectus

A new SEC rule now allows MassMutual to use this updating summary prospectus instead of the longer statutory prospectus you received annually. This updating summary prospectus provides key information about your Contract, as well as any changes that have occurred since the last time the prospectus was updated. More detailed information about your Contract, including the statutory prospectus, is available online at www.MassMutual.com/FlexExtra.

Updates to Annual Contribution Limits	Annual contribution limits for certain Tax-Qualified Contracts have been updated.

Important Information You Should Consider About the Flex Extra Variable Annuity Contract

	FEES AND EXPENSES	LOCATION IN PROSPECTUS
Charges for Early Withdrawals

If your Contract is a Flexible Purchase Payment Contract and, within nine years following your Contract Issue Date, you withdraw money from your Contract or apply your Contract Value to a Fixed Time Payment Option with a payment period of less than ten years, you may be assessed a Contingent Deferred Sales Charge (“CDSC”) of up to 8% of the amount withdrawn
(less a 10% free withdrawal amount) or applied to the Fixed Time Payment Annuity Option, declining to 0% after the ninth year.
For example, if you withdraw $100,000 during the first year after your Contract is issued, you could be assessed a charge of up to $7,200 on the amount withdrawn.
If your Contract is a Single Purchase Payment Contract and, within five years following your Contract Issue Date, you withdraw money from your Contract or apply your Contract Value to a Fixed Time Payment Option with a payment period of less than ten years, you may be assessed a Contingent Deferred Sales Charge (“CDSC”) of up to 5% of the amount withdrawn
(less a 10% free withdrawal amount) or applied to the Fixed Time Payment Annuity Option, declining to 0% after the fifth year.
For example, if you withdraw $100,000 during the first year after your Contract is issued, you could be assessed a charge of up to $4,500 on the amount withdrawn.

Charges and Deductions – Contingent Deferred Sales Charge (CDSC)
Transaction Charges	We do not assess a charge to transfer Contract Value among the Divisions during the Accumulation Phase.	Charges and Deductions – Transfer Fee

	FEES AND EXPENSES			LOCATION IN PROSPECTUS
Ongoing Fees and Expenses (annual charges)

The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you elected.

Charges and Deductions
	Annual Fee	Minimum	Maximum
Base Contract
	Single Purchase Payment	1.34%(1)	1.36%(1)
	Flexible Purchase Payment	1.41%(1)	1.46%(1)
	Investment options (Fund fees and expenses)	0.42%(2)	0.89%(2)
	Optional benefits available for an additional charge (for a single optional benefit, if elected)	0%	0%

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add CDSCs that substantially increase costs.

	Lowest Annual Cost:	Highest Annual Cost:
	Single Purchase Payment: $1,547	Single Purchase Payment: $1,940
	Flexible Purchase Payment: $1,551	Flexible Purchase Payment: $1,940
Assumes: • Investment of $100,000 • 5% annual appreciation • Least expensive Fund fees and expenses • No optional benefits • No CDSC • No additional Purchase Payments, transfers, or withdrawals

Assumes:

•

Investment of $100,000

•

5% annual appreciation

•

Most expensive combination of optional benefits and Fund Fees and expenses

•

No CDSC

•

No additional Purchase Payments, transfers, or withdrawals

(1)	Represents the mortality and expense risk charge and administrative expense charge (charged as a percentage of average Account Value in the Separate Account on an annualized basis) and the annual administrative charge (a fixed dollar amount that may be waived for certain Contract Value amounts) collected during the Contract Year that are attributable to the Contract divided by the total average net assets that are attributable to the Contract.
(2)	As a percentage of the daily value of the Contract Value allocated to the Funds on an annualized basis.

	RISKS	LOCATION IN PROSPECTUS
Risk of Loss	You can lose money by investing in this Contract, including loss of principal.	Principal Risks of Investing in the Certificate
Not a Short-Term Investment
•

This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.

•

If your Contract is a Flexible Purchase Payment Contract, CDSCs apply if you withdraw money from your Contract or apply your Contract Value to certain Annuity Options in the first nine Contract Years. If your Contract is a Single Purchase Payment Contract, CDSCs apply if you withdraw money from your Contract or apply your Contract Value to certain Annuity Options in the first five Contract Years.

•

CDSCs will reduce the value of your Contract if you withdraw money during that time. The benefits of tax deferral also mean the Contract is more beneficial to investors with a long time horizon.

Principal Risks of Investing in the Certificate
Risks Associated with Investment Options
•

An investment in this Contract is subject to the risk of poor investment performance of the Funds you choose and can vary depending upon the performance of the Funds available under the Contract.

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Each Fund has its own unique risks.

•

You should review the prospectuses for the available Funds before making an investment decision.

Principal Risks of Investing in the Certificate
Insurance Company Risks

An investment in the Contract is subject to the risks related to the Depositor (MassMutual). Any obligations (including under any fixed account investment option), guarantees, and benefits of the Contract are subject to the Claims-Paying Ability of MassMutual. If MassMutual experiences financial distress, it may not be able to meet its obligations to you. More information about MassMutual, including its financial strength ratings, is available by request by calling (800) 272-2216 or by visiting www.MassMutual.com/ratings.

Principal Risks of Investing in the Certificate

	RESTRICTIONS	LOCATION IN PROSPECTUS
Investments
•

MassMutual reserves the right to remove or substitute Funds as investment options that are available under the Contract.

•

We reserve the right to limit transfers if frequent or large transfers occur.

General Information about Massachusetts Mutual Life Insurance Company, the Separate Account and the Investment Choices – The Funds
Optional Benefits
•

If your Contract is a non-ERISA and non-Texas Optional Retirement Program tax-sheltered annuity, you may be able to take a loan under your Contract.

•

We charge interest on loans.

•

If the loan is in default, the outstanding debt will be considered a taxable distribution.

•

Loans may negatively affect the death benefit and Contract Value.

Additional Benefits – Right to Take Loans

	TAXES	LOCATION IN PROSPECTUS
Tax Implications
•

You should consult with a tax professional to determine the tax implications of an investment in and payments received under the Contract.

•

If you purchase the Contract through a qualified retirement plan or individual retirement annuity (IRA), you do not receive any additional tax deferral.

•

Earnings on your Contract are taxed at ordinary income tax rates when you withdraw them, and you may have to pay an additional income tax if you take a withdrawal before age 59½. Earnings for this purpose consist of Contract Value in excess of your after-tax investment in the Contract.

Taxes

	CONFLICTS OF INTEREST	LOCATION IN PROSPECTUS
Investment Professional Compensation

Your registered representative may have received compensation for selling this Contract to you in the form of commissions. If your registered representative is also a MassMutual insurance agent, they are also eligible for certain cash and non-cash benefits from MassMutual. Cash compensation includes bonuses and allowances based on factors such as sales, productivity and persistency (Contract retention). Non-cash compensation includes various recognition items such as prizes and awards as well as attendance at, and payment of the costs associated with attendance at, conferences, seminars and recognition trips, and also includes contributions to certain individual plans such as pension and medical plans. Sales of the Contract may have helped these registered representatives and their supervisors qualify for such benefits.
This conflict of interest may have influenced your registered representative to offer or recommend this Contract over another investment.

Other Information – Distribution
Exchanges

Because the Contract is no longer sold, you would not be affected by a scenario in which you are asked to replace an existing annuity contract you own with a new purchase of this Contract. However, in general you should be aware that some investment professionals may have a financial incentive to offer you a new contract in place of the one you already own. Thus, in general, you should only exchange your annuity contract if you determine, after comparing the features, fees, and risks of both contracts, that it is preferable for you to purchase the new annuity rather than continue to own the existing annuity.

N/A

Appendix A

Funds Available Under the Contract

The following is a list of Funds currently available under the Contract. The list of Funds is subject to change, as discussed in the prospectus for the Contract. Before you invest, you should review the prospectuses for the Funds. These prospectuses contain more information about the Funds and their risks and may be amended from time to time You can find prospectuses and other information about the Funds online at www.MassMutual.com/FlexExtra. You can also request this information at no cost by calling (800) 272-2216 or sending an email request to ANNfax@MassMutual.com.

The current expenses and performance information below reflects fees and expenses of the Funds, but does not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

Fund Type	Fund and Adviser/Sub-Adviser	Current Expenses (expenses/ average assets)	Average Annual Total Returns (as of 12/31/2021)
			1 Year	5 Year	10 Year
Money Market	MML U.S. Government Money Market Fund (Initial Class)(1) Adviser: MML Investment Advisers, LLC Sub-Adviser: Barings LLC	0.52%	0.00%	0.72%	0.37%
Fixed Income	Invesco V.I. Global Strategic Income Fund (Series I) Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A	0.87% (2)	–3.41%	2.37%	3.16%
Fixed Income	MML Managed Bond Fund (Initial Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: Barings LLC	0.42%	0.81%	4.45%	3.45%
Balanced	MML Blend Fund (Initial Class)(3) Adviser: MML Investment Advisers, LLC Sub-Adviser: BlackRock Investment Management, LLC	0.49%	15.02%	11.68%	11.09%
Large Cap Value	MML Equity Fund (Initial Class) Adviser: MML Investment Advisers, LLC Sub-Advisers: T. Rowe Price Associates, Inc. and Brandywine Global Investment Management, LLC	0.43%	30.26%	11.99%	12.70%
Small/Mid-Cap Growth	Invesco V.I. Discovery Mid Cap Growth Fund (Series I) Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A	0.83%	19.10%	23.08%	17.84%
International/Global	Invesco V.I. Global Fund (Series I) Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A	0.78%	15.49%	18.18%	14.24%
(1)	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The yield of this Fund may become very low during periods of low interest rates. After deduction of Separate Account charges, the yield in the division that invests in this Fund could be negative.
(2)	This Fund, and its investment adviser, have entered into a contractual fee waiver or expense reimbursement. This temporary fee reduction is reflected in its current expenses. This contractual arrangement is designed to reduce the fund’s total current expenses for Contract Owners and will continue past the current year.
(3)	This is a fund-of-funds investment choice. It is known as a fund-of-funds because it invests in other underlying funds. A fund offered in a fund-of-funds structure may have higher expenses than a direct investment in its underlying funds because a fund-of-funds bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

This Summary Prospectus incorporates by reference the Flex Extra Variable Annuity Contract’s statutory prospectus and Statement of Additional Information (SAI), both dated May 1, 2022, as amended or supplemented. The SAI includes additional information about Massachusetts Mutual Variable Annuity Separate Account 1 and Massachusetts Mutual Variable Annuity Separate Account 2.

You can find the statutory prospectus and SAI at www.MassMutual.com/FlexExtra. You can also obtain this information at no cost by calling (800) 272-2216 or by sending an email request to MassMutualServiceCenter@MassMutual.com.

Tax-Qualified Contracts:

EDGAR Contract Identifier: C000021296

Non-Tax Qualified Contracts:

EDGAR Contract Identifier: C000021298